Stock-based Employee Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2015
Stock-based Employee Incentive Plans [Abstract]
Assumptions Used in Stock Appreciation Rights Granted [Table Text Block]
The SARs granted to certain employees during 2015 and 2014 and described above had an estimated grant date fair value per SAR of $32.13 and $22.68, respectively. We did not grant a material number of SARs in 2013. The grant date fair value was calculated using a modified Black-Scholes option pricing model using the following assumptions:

	2015	2014
Expected term (in years)	6.48	5.72
Volatility	33.4%	35.8%
Risk-free interest rate	1.81%	1.74%
Dividend yield	1.13%	1.36%
Initial price	$100.50	$72.26

Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Table Text Block]
We estimated the grant date fair value of the 2013 PSARs using a Monte Carlo simulation. The 2013 PSARs had a grant date per PSAR fair value of $18.64. That grant date fair value was calculated using the following assumptions:

Expected settlement period (in years)	6.12
Volatility	40.4%
Risk-free interest rate	.6%
Dividend yield	1.25%
Initial price	$64.25

Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity
The stock option, SAR and PSAR transactions during 2015, 2014 and 2013 were as follows:

(Millions, except exercise price and remaining life)	Number of Stock Options, SARs and PSARs	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

2013
Outstanding, beginning of year	19.4	$39.34	3.5	$163.8
Granted (1)	.7	63.32	—	—
Exercised	(9.3)	36.58	—	203.4
Expired or forfeited	(.3)	47.11	—	—
Outstanding, end of year (1)	10.5	$43.27	3.5	$264.6

Exercisable, end of year	9.8	$41.77	3.0	$261.6

2014
Outstanding, beginning of year	10.5	$43.27	3.5	$264.6
Granted	1.4	72.36	—	—
Exercised	(3.7)	40.5	—	132.1
Expired or forfeited	(.1)	46.94	—	—
Outstanding, end of year (1)	8.1	$49.37	4.2	$318.3

Exercisable, end of year	6.1	$42.86	2.6	$280.2

2015
Outstanding, beginning of year	8.1	$49.37	4.2	$318.3
Granted	2.0	101.41	—	—
Exercised	(2.5)	43.90	—	155.4
Expired or forfeited	(.2)	91.25	—	—
Outstanding, end of year (1)	7.4	$64.11	5.3	$324.6

Exercisable, end of year	4.1	$45.88	2.6	$252.3

(1)	PSARs are included in this table at the maximum amount that could potentially vest.

Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans And Stock Appreciation Rights By Exercise Price Range
The following is a summary of information regarding SARs and PSARs outstanding at December 31, 2015 (millions, except remaining contractual life and exercise price):

	Outstanding				Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
20.00-30.00 (1)	—	3.4	$24.64	$2.0	—	$24.64	$2.0
30.00-40.00	1.3	2.8	32.78	94.7	1.3	32.78	94.7
40.00-50.00	1.1	1.3	44.48	70.2	1.1	44.48	70.2
50.00-60.00	1.2	1.7	50.61	70.7	1.2	50.61	70.6
60.00-70.00	.7	7.6	64.25	30.7	—	—	—
70.00-80.00	1.2	8.1	72.32	43.5	.4	72.32	14.5
100.00-110.00	1.8	9.1	100.86	12.8	.1	100.50	.3
110.00-120.00	.1	9.6	116.57	—	—	—	—
$20.00-$120.00 (2)	7.4	5.3	$64.11	$324.6	4.1	$45.88	$252.3

(1)	The number of outstanding and exercisable SARs and PSARs with exercise prices between $20 and $30 rounded to zero.

(2)	The number of outstanding SARs and PSARs with exercise prices between $80 and $100 rounded to zero.

Assumptions Used In Market Stock Units Granted
MSUs granted in 2014 and 2013 had a weighted average per MSU grant date fair value of $74.99 and $49.31, respectively. The weighted-average per MSU grant date fair values listed above were calculated using the following assumptions:

	2014	2013
Volatility	26.4%	28.1%
Risk-free interest rate	.7%	.4%
Dividend yield	1.3%	1.7%
Initial price	$72.26	$48.48

Summary Of Status Of Performance Stock Units And Restricted Stock Units
RSU, MSU and PSU transactions in 2015, 2014 and 2013 were as follows (number of units in millions):

	2015		2014		2013
	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value
RSUs, MSUs and PSUs at beginning of year	5.1	$58.57	5.3	$48.82	3.4	$43.25
Granted	1.8	100.52	2.7	71.88	3.6	51.22
Vested	(2.6)	59.72	(2.5)	50.11	(1.3)	41.56
Forfeited	(.4)	70.94	(.4)	56.89	(.4)	46.65
RSUs, MSUs and PSUs at end of year	3.9	$73.40	5.1	$58.57	5.3	$48.82

Activity Under Stock Option, Performance Stock Appreciation Rights, Stock Appreciation Rights Plans
During 2015, 2014 and 2013, the following activity occurred under the Plans:

(Millions)	2015	2014	2013
Cash received from stock option exercises	$7.1	$32.4	$89.1
Intrinsic value of options/SARs exercised and stock units vested	413.1	322.8	292.0
Tax benefits realized for the tax deductions from stock options and SARs exercised and stock units vested	100.6	87.1	98.9
Fair value of stock options, SARs and stock units vested (1)	125.5	106.7	52.1

(1)	The fair value represents the aggregate grant date fair value of the stock options, SARs and stock units as of the respective grant dates.